Other Investments - Schedule of Other Investments (Detail) - Non-current - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other investments [line items]
Ending of other investments	£ 1,467	£ 2,126
Exchange adjustments	(41)	100
Additions	122	150
Net fair value movements through other comprehensive income	(253)	(716)
Net fair value movements through profit or loss	(122)	27
Held for sale	(16)	0
Disposals	(20)	(220)
Ending of other investments	1,137	1,467
Investments designated as measured at FVTOCI
Other investments [line items]
Ending of other investments	1,153	1,927
Exchange adjustments	(26)	75
Additions	93	87
Net fair value movements through other comprehensive income	(253)	(716)
Held for sale	(16)	0
Disposals	(20)	(220)
Ending of other investments	931	1,153
Investments measured at FVTPL
Other investments [line items]
Ending of other investments	314	199
Exchange adjustments	(15)	25
Additions	29	63
Net fair value movements through profit or loss	(122)	27
Held for sale	0	0
Disposals	0	0
Ending of other investments	206	314
Investments measured at FVTPL | SR One Capital Fund I-B, LP
Other investments [line items]
Ending of other investments	211
Ending of other investments	£ 102	£ 211